Long-Term Debt - Additional Information (Detail) (INR) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Lower tier II capital
Debt Instrument [Line Items]
Subordinated debt	33,312.0	33,932.0
Upper tier II capital
Debt Instrument [Line Items]
Subordinated debt	38,618.5	27,599.0
Perpetual debt
Debt Instrument [Line Items]
Subordinated debt	2,000.0	2,000.0
Tier II capital
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year qualifying for Tier II capital	11,050.0
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt	5,351.4	7,413.8
Local currency borrowings
Debt Instrument [Line Items]
Other long-term debt	14,005.3	4,909.6